Collaboration revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaboration revenue
Upfront payments			$ 444,303
Milestone payments	$ 30,000	$ 5,365	49,815
Research and development service fees		424	2,326
Total collaboration revenue	35,533	10,026	497,277
Collaboration revenue	35,533	10,026	497,277
Zai Lab
Collaboration revenue
Upfront payments			151,903
Milestone payments			25,634
Other collaboration revenue	5,533	4,238	833
J&J
Collaboration revenue
Upfront payments			292,279
Milestone payments			22,865
Research and development service fees			2,028
AbbVie
Collaboration revenue
Upfront payments			121
Milestone payments	30,000		102
Other
Collaboration revenue
Milestone payments		5,365	1,214
Research and development service fees		424	298
Other collaboration revenue	$ 5,533	$ 4,238	$ 833